CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	$ 0.65	$ 0.65
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	3,882,945	3,882,945
Ordinary Shares, shares outstanding	3,819,051	3,814,162
Treasury shares, shares	63,895	68,695